Note 13 - Leases - Summary of Carrying Amounts of Right-of-Use Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	$ 9,494	$ 10,056
Office properties [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	5,600	6,343
Equipment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	$ 3,894	$ 3,713